Calvert
Equity Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Capital Markets — 8.5%
Charles Schwab Corp.	705,275	$ 51,971,715
Intercontinental Exchange, Inc.	1,032,542	141,344,674
Moody's Corp.	173,052	72,842,778
MSCI, Inc.	138,917	66,923,265
S&P Global, Inc.	556,567	248,228,882
		$ 581,311,314
Chemicals — 7.3%
Air Products and Chemicals, Inc.	301,722	$ 77,859,362
Ecolab, Inc.	920,521	219,083,998
Linde PLC	449,255	197,137,587
		$494,080,947
Commercial Services & Supplies — 1.1%
Veralto Corp.	813,381	$77,653,484
		$77,653,484
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	82,835	$70,408,922
Dollar General Corp.	993,033	131,308,753
		$201,717,675
Containers & Packaging — 0.8%
Ball Corp.	867,159	$52,046,883
		$52,046,883
Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp., Class A	3,304,260	$222,607,996
TE Connectivity Ltd.	455,080	68,457,685
		$291,065,681
Entertainment — 1.0%
Electronic Arts, Inc.	479,989	$66,876,867
		$66,876,867
Financial Services — 11.6%
Fiserv, Inc.(1)	745,445	$111,101,123
Mastercard, Inc., Class A	696,616	307,319,115
PayPal Holdings, Inc.(1)	1,192,324	69,190,562
Visa, Inc., Class A	1,155,667	303,327,917
		$790,938,717
Health Care Equipment & Supplies — 1.5%
IDEXX Laboratories, Inc.(1)	113,801	$55,443,847
Intuitive Surgical, Inc.(1)	101,338	45,080,209
		$100,524,056
Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	809,328	$ 63,006,185
		$ 63,006,185
Insurance — 2.4%
Aon PLC, Class A	181,338	$ 53,237,210
Marsh & McLennan Cos., Inc.	525,254	110,681,523
		$ 163,918,733
Interactive Media & Services — 4.9%
Alphabet, Inc., Class C	1,807,443	$ 331,521,195
		$331,521,195
IT Services — 6.0%
Accenture PLC, Class A	215,949	$65,521,086
Gartner, Inc.(1)	471,356	211,667,125
VeriSign, Inc.(1)	757,162	134,623,404
		$411,811,615
Life Sciences Tools & Services — 10.6%
Agilent Technologies, Inc.	779,100	$100,994,733
Danaher Corp.	1,253,685	313,233,197
Thermo Fisher Scientific, Inc.	555,486	307,183,758
		$721,411,688
Machinery — 4.2%
IDEX Corp.	470,549	$94,674,459
Xylem, Inc.	1,403,894	190,410,143
		$285,084,602
Personal Care Products — 1.0%
Estee Lauder Cos., Inc., Class A	612,468	$65,166,595
		$65,166,595
Pharmaceuticals — 3.6%
Zoetis, Inc.	1,431,523	$248,168,827
		$248,168,827
Professional Services — 3.5%
Verisk Analytics, Inc.	897,623	$241,954,280
		$241,954,280
Semiconductors & Semiconductor Equipment — 0.5%
Texas Instruments, Inc.	171,443	$33,350,807
		$33,350,807
Software — 10.2%
Adobe, Inc.(1)	199,776	$110,983,559
Intuit, Inc.	383,961	252,343,009

Calvert
Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	737,935	$ 329,820,048
		$ 693,146,616
Specialized REITs — 3.6%
American Tower Corp.	952,919	$ 185,228,395
Crown Castle, Inc.	586,538	57,304,763
		$ 242,533,158
Specialty Retail — 4.8%
O'Reilly Automotive, Inc.(1)	60,349	$ 63,732,165
TJX Cos., Inc.	2,402,048	264,465,485
		$328,197,650
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	765,375	$57,686,314
		$57,686,314
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$187,162
Digital Directions International, Inc.(1)(3)(4)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	14,621
		$201,783
Total Common Stocks (identified cost $3,260,814,835)		$6,543,375,672

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 265,719
Series C-1(1)(3)(4)	1,023,444	179,614
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $918,761)		$ 445,333

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Accion Frontier Inclusion Fund LP(1)(3)(4)	$ 2,405,186
Adobe Capital Social Mezzanine I LP(1)(3)(4)	9,196
Africa Renewable Energy Fund LP(1)(3)(4)	760,208
Arborview Capital Partners LP(1)(3)(4)	512,660
Bridges Ventures U.S. Sustainable Growth Fund LP(1)(3)(4)	161,034
Coastal Ventures III LP(1)(3)(4)	417,164
Core Innovations Capital I LP(1)(3)(4)	1,414,332
Security	Value
Cross Culture Ventures I LP(1)(3)(4)	$ 824,316
DBL Equity Fund BAEF II LP(1)(3)(4)	1,308,051
DBL Partners III LP(1)(3)(4)	1,267,507
First Analysis Private Equity Fund V LP(1)(3)(4)	778,980
Impact Ventures II LP(1)(3)(4)	170,347
LeapFrog Financial Inclusion Fund(1)(3)(4)	3,614
New Markets Education Partner LP(1)(3)(4)	23,009
New Markets Venture Partners II LP(1)(3)(4)	42,347
Owl Ventures LP(1)(3)(4)	904,344
Renewable Energy Asia Fund LP(1)(3)(4)	42,732
SEAF India International Growth Fund LP(1)(3)(4)	0
SJF Ventures II LP, Preferred(1)(3)(4)	51,640
SJF Ventures III LP(1)(3)(4)	621,115
Westly Capital Partners Fund II LP(1)(3)(4)	119,170
Total Venture Capital Limited Partnership Interests (identified cost $7,131,739)	$11,836,952

Short-Term Investments — 3.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	254,675,347	$ 254,675,347
Total Short-Term Investments (identified cost $254,675,347)		$ 254,675,347
Total Investments — 100.0% (identified cost $3,523,540,682)		$6,810,333,304
Other Assets, Less Liabilities — 0.0%(2)		$ 325,486
Net Assets — 100.0%		$6,810,658,790

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $12,484,068, which represents 0.2% of the net assets of the Fund as of June 30, 2024.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund LP	11/12/15-12/6/23	786,621
Adobe Capital Social Mezzanine I LP	2/8/13-1/23/24	303,133
Africa Renewable Energy Fund LP	4/17/14-7/18/22	997,030
Arborview Capital Partners LP	11/13/12-12/7/21	14,610
Bridges Ventures U.S. Sustainable Growth Fund LP	6/18/16-10/27/23	418,417
Coastal Ventures III LP	7/30/12-1/9/19	88,585
Core Innovations Capital I LP	1/6/11-6/30/17	0
Cross Culture Ventures I LP	2/24/16-12/21/23	366,153
DBL Equity Fund BAEF II LP	3/30/11-8/2/16	697,586
DBL Partners III LP	1/16/15-4/28/22	870,896
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V LP	6/7/13-6/13/18	0
Impact Ventures II LP	9/8/10-2/5/18	638,988
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partner LP	9/27/11-6/1/21	0
New Markets Venture Partners II LP	7/21/08-5/3/16	0
Owl Ventures LP	7/10/14-3/20/20	0
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund LP	3/22/05-5/24/10	195,777
SJF Ventures II LP, Preferred	2/14/06-11/20/12	0
SJF Ventures III LP	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-4/16/21	0
The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $254,675,347, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$ 7,860,731	$ —	$ (7,970,000)	$ —	$109,269	$ —	$ 24,574	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(1)	79,778,996	1,115,032,477	(940,136,126)	—	—	254,675,347	5,455,659	254,675,347
Total				$ —	$109,269	$254,675,347	$5,480,233

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$6,543,173,889(2)	$ —	$ —	$6,543,173,889
Common Stocks - Venture Capital	—	—	201,783	201,783
Preferred Stocks - Venture Capital	—	—	445,333	445,333
Venture Capital Limited Partnership Interests	—	—	11,836,952	11,836,952
Short-Term Investments	254,675,347	—	—	254,675,347
Total Investments	$6,797,849,236	$ —	$12,484,068	$6,810,333,304

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.